UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
COMMON STOCK (97.7%)

   CONSUMER DISCRETIONARY (8.0%)
   Abercrombie & Fitch, Cl A                                1,873   $     33,433
   Amazon.com *                                             7,236        425,622
   Apollo Group, Cl A *                                     2,684        218,639
   AutoNation *                                             2,498         23,181
   Autozone *                                                 864        114,817
   Bed Bath & Beyond *                                      6,944        161,309
   Best Buy                                                 8,600        240,972
   Big Lots *                                               1,979         26,618
   Black & Decker                                           1,303         37,670
   Carnival                                                 9,672        175,934
   CBS, Cl B                                               14,939         85,451
   Centex                                                   3,844         32,712
   Coach *                                                  7,164        104,594
   Comcast, Cl A                                           63,440        929,396
   Darden Restaurants                                       3,082         80,810
   DIRECTV Group *                                         12,023        263,304
   DR Horton                                                7,311         43,574
   Eastman Kodak                                            3,157         14,301
   Expedia *                                                2,669         23,834
   Family Dollar Stores                                     3,043         84,504
   Ford Motor *                                            53,275         99,624
   Fortune Brands                                           3,738        119,616
   GameStop, Cl A *                                         3,960         98,129
   Gannett                                                  4,693         27,079
   Gap                                                      9,515        107,329
   General Motors                                          13,906         41,857
   Genuine Parts                                            3,153        100,959
   Goodyear Tire & Rubber *                                 2,855         17,615
   H&R Block                                                7,846        162,648
   Harley-Davidson                                          4,736         57,684
   Harman International Industries                          1,289         20,740
   Hasbro                                                   2,796         67,467
   Home Depot                                              38,691        833,017
   International Game Technology                            3,521         37,323
   Interpublic Group *                                      5,412         18,022
   JC Penney                                                4,852         81,271
   Johnson Controls                                        10,843        135,646
   Jones Apparel Group                                      1,973          6,827
   KB Home                                                  1,667         17,787
   Kohl's *                                                 6,956        255,355
   Leggett & Platt                                          2,592         32,374
   Lennar, Cl A                                             4,159         31,983
   Limited Brands                                           6,661         52,755
   Lowe's                                                  32,740        598,160

Description                                               Shares        Value
-----------                                             ---------   ------------
   Macy's                                                   9,158   $     81,964
   Marriott International, Cl A                             6,927        112,979
   Mattel                                                   8,030        113,946
   McDonald's                                              25,149      1,459,145
   McGraw-Hill                                              6,895        151,621
   Meredith                                                   807         12,888
   New York Times, Cl A                                     2,432         12,087
   Newell Rubbermaid                                        6,905         55,792
   News, Cl A                                              50,596        323,308
   Nike, Cl B                                               8,633        390,643
   Nordstrom                                                3,441         43,666
   Office Depot *                                           6,039         13,044
   Omnicom Group                                            6,505        168,414
   Polo Ralph Lauren, Cl A                                  1,250         51,288
   Pulte Homes                                              5,457         55,389
   RadioShack                                               3,935         45,095
   Scripps Networks Interactive, Cl A                         995         21,363
   Sears Holdings *                                         1,344         54,996
   Sherwin-Williams                                         2,149        102,615
   Snap-On                                                  1,788         53,962
   Stanley Works                                            1,440         45,014
   Staples                                                 14,590        232,565
   Starbucks *                                             16,610        156,798
   Starwood Hotels & Resorts Worldwide                      4,054         61,296
   Target                                                  16,698        520,978
   Tiffany                                                  2,873         59,615
   Time Warner                                             79,008        737,145
   TJX                                                      7,175        139,339
   VF                                                       1,924        107,782
   Viacom, Cl B *                                          13,471        198,697
   Walt Disney                                             40,774        843,206
   Washington Post, Cl B                                      129         50,382
   Whirlpool                                                1,399         46,769
   Wyndham Worldwide                                        4,227         25,912
   Wynn Resorts *                                           1,612         48,489
   Yum! Brands                                              9,542        273,092
                                                                    ------------
                                                                      13,013,226
                                                                    ------------

   CONSUMER STAPLES (12.5%)
   Altria Group                                            44,971        743,820
   Archer-Daniels-Midland                                  14,833        406,128
   Avon Products                                            9,113        186,361
   Brown-Forman, Cl B                                       2,494        113,253
   Campbell Soup                                            3,149         95,635
   Clorox                                                   3,198        160,380
   Coca-Cola                                               43,789      1,870,666
   Coca-Cola Enterprises                                    6,637         74,534

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   CONSUMER STAPLES - (CONTINUED)
   Colgate-Palmolive                                       11,218   $    729,619
   ConAgra Foods                                           11,310        193,401
   Constellation Brands, Cl A *                             4,875         70,785
   Costco Wholesale                                         9,662        435,080
   CVS                                                     31,099        835,941
   Dean Foods *                                             5,012         96,932
   Dr. Pepper Snapple Group *                               3,053         50,222
   Estee Lauder, Cl A                                       2,336         61,320
   General Mills                                            7,026        415,588
   Hershey                                                  4,797        178,832
   HJ Heinz                                                 6,656        242,944
   JM Smucker                                               2,142         96,711
   Kellogg                                                  5,079        221,902
   Kimberly-Clark                                           8,343        429,414
   Kraft Foods, Cl A                                       32,383        908,343
   Kroger                                                  14,382        323,595
   Lorillard                                                3,584        213,105
   McCormick                                                2,854         91,442
   Molson Coors Brewing, Cl B                               3,646        146,824
   Pepsi Bottling Group                                     2,786         53,742
   PepsiCo                                                 34,176      1,716,660
   Philip Morris International                             44,651      1,658,785
   Procter & Gamble                                        65,564      3,573,238
   Reynolds American                                        3,558        135,844
   Safeway                                                  9,964        213,529
   Sara Lee                                                18,289        183,439
   Supervalu                                                5,249         92,067
   Sysco                                                   12,832        286,025
   Tyson Foods, Cl A                                        7,642         67,632
   Walgreen                                                22,679        621,631
   Wal-Mart Stores                                         49,387      2,327,115
   Whole Foods Market                                       1,904         19,516
                                                                    ------------
                                                                      20,342,000
                                                                    ------------

   ENERGY (13.8%)
   Anadarko Petroleum                                      10,169        373,609
   Apache                                                   7,393        554,475
   Baker Hughes                                             6,842        227,975
   BJ Services                                              6,597         72,567
   Cabot Oil & Gas                                          2,347         64,519
   Cameron International *                                  4,975        115,221
   Chesapeake Energy                                       12,043        190,400
   Chevron                                                 44,824      3,160,989
   ConocoPhillips                                          32,909      1,564,165
   Consol Energy                                            4,064        110,785
   Devon Energy                                             9,764        601,462

Description                                               Shares        Value
-----------                                             ---------   ------------
   El Paso                                                 15,713   $    128,532
   ENSCO International                                      3,143         85,993
   EOG Resources                                            5,529        374,700
   Exxon Mobil                                            112,181      8,579,603
   Halliburton                                             18,569        320,315
   Hess                                                     6,294        350,009
   Marathon Oil                                            15,628        425,550
   Massey Energy                                            2,001         30,375
   Murphy Oil                                               4,242        187,412
   Nabors Industries Ltd. *                                 6,419         70,288
   National Oilwell Varco *                                 9,274        245,205
   Noble                                                    5,821        158,040
   Noble Energy                                             3,846        188,185
   Occidental Petroleum                                    17,890        975,900
   Peabody Energy                                           5,953        148,825
   Pioneer Natural Resources                                2,700         39,528
   Range Resources                                          3,235        115,942
   Rowan                                                    2,606         32,992
   Schlumberger                                            26,401      1,077,425
   Smith International                                      4,901        111,253
   Southwestern Energy *                                    7,334        232,121
   Spectra Energy                                          13,502        195,914
   Sunoco                                                   2,626        121,636
   Tesoro                                                   3,360         57,893
   Valero Energy                                           11,467        276,584
   Weatherford International *                             15,191        167,557
   Williams                                                12,887        182,351
   XTO Energy                                              12,771        473,676
                                                                    ------------
                                                                      22,389,971
                                                                    ------------

  FINANCIALS (10.4%)
   Aflac                                                   10,250        237,903
   Allstate                                                11,772        255,099
   American Capital                                         4,550         13,013
   American Express                                        25,463        425,996
   American International Group                            59,278         75,876
   Ameriprise Financial                                     4,714         94,987
   AON                                                      5,917        219,225
   Apartment Investment & Management REIT, Cl A             2,423         21,544
   Assurant                                                 2,543         67,135
   AvalonBay Communities REIT                               1,693         87,714
   Bank of America                                        140,834        926,688
   Bank of New York Mellon                                 25,257        650,115
   BB&T                                                    12,137        240,191
   Boston Properties REIT                                   2,643        114,442
   Capital One Financial                                    8,592        136,097

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   FINANCIALS - (CONTINUED)
   CB Richard Ellis Group, Cl A *                           4,595   $     16,542
   Charles Schwab                                          20,488        278,432
   Chubb                                                    7,818        332,891
   Cincinnati Financial                                     3,539         77,610
   CIT Group                                                6,012         16,774
   Citigroup                                              119,952        425,830
   CME Group, Cl A                                          1,472        255,996
   Comerica                                                 3,302         55,011
   Developers Diversified Realty REIT                       2,773         13,310
   Discover Financial Services                             10,436         74,617
   E*Trade Financial *                                     12,517         14,269
   Equity Residential REIT                                  5,933        141,977
   Federated Investors, Cl B                                1,885         36,795
   Fifth Third Bancorp                                     12,681         30,308
   First Horizon National                                   4,395         41,840
   Franklin Resources                                       3,343        161,868
   Genworth Financial, Cl A                                 9,170         21,274
   Goldman Sachs Group                                      9,729        785,422
   Hartford Financial Services Group                        6,568         86,435
   HCP REIT                                                 5,520        128,837
   Health Care REIT                                         2,268         85,753
   Host Hotels & Resorts REIT                              11,361         61,122
   Hudson City Bancorp                                     11,412        132,379
   Huntington Bancshares                                    7,902         22,758
   IntercontinentalExchange *                               1,575         89,665
   Invesco                                                  8,494        100,144
   Janus Capital Group                                      3,513         18,443
   JPMorgan Chase                                          82,255      2,098,325
   Keycorp                                                 10,863         79,083
   Kimco Realty REIT                                        4,977         71,569
   Legg Mason                                               3,108         49,915
   Leucadia National                                        3,837         61,085
   Lincoln National                                         5,637         85,288
   Loews                                                    7,936        193,638
   M&T Bank                                                 1,679         65,330
   Marsh & McLennan                                        11,269        217,830
   Marshall & Ilsley                                        5,696         32,524
   MBIA                                                     4,330         16,714
   MetLife                                                 17,460        501,626
   Moody's                                                  4,221         90,414
   Morgan Stanley                                          23,335        472,067
   Nasdaq OMX Group *                                       2,949         64,347
   Northern Trust                                           4,893        281,445
   NYSE Euronext                                            5,798        127,556
   People's United Financial                                7,654        125,220
   Plum Creek Timber REIT                                   3,701        113,880

Description                                               Shares        Value
-----------                                             ---------   ------------
   PNC Financial Services Group (A)                         9,422   $    306,403
   Principal Financial Group                                5,655         93,817
   Progressive                                             14,809        179,929
   Prologis REIT                                            5,694         56,997
   Prudential Financial                                     9,307        239,655
   Public Storage REIT                                      2,726        168,658
   Regions Financial                                       15,260         52,800
   Simon Property Group REIT                                4,942        212,407
   SLM *                                                   10,160        116,332
   State Street                                             9,486        220,739
   SunTrust Banks                                           7,769         95,248
   T Rowe Price Group                                       5,659        156,075
   Torchmark                                                1,844         55,320
   Travelers                                               12,858        496,833
   UnumProvident                                            7,224        102,292
   US Bancorp                                              38,636        573,358
   Vornado Realty Trust REIT                                3,004        152,633
   Wells Fargo                                             92,959      1,756,925
   XL Capital Ltd., Cl A                                    6,521         18,911
   Zions Bancorporation                                     2,494         37,211
                                                                    ------------
                                                                      16,912,726
                                                                    ------------

   HEALTH CARE (15.7%)
   Abbott Laboratories                                     34,139      1,892,666
   Aetna                                                   10,244        317,564
   Allergan                                                 6,220        237,106
   AmerisourceBergen                                        4,162        151,164
   Amgen *                                                 23,490      1,288,426
   Baxter International                                    13,440        788,256
   Becton Dickinson                                         5,473        397,723
   Biogen Idec *                                            6,590        320,603
   Boston Scientific *                                     36,050        319,764
   Bristol-Myers Squibb                                    45,508        974,326
   Cardinal Health                                          7,983        300,560
   Celgene *                                               10,175        538,766
   Cephalon *                                               1,584        122,253
   Cigna                                                    6,176        107,215
   Coventry Health Care *                                   3,866         58,493
   Covidien                                                11,051        423,695
   CR Bard                                                  2,173        185,944
   DaVita *                                                 2,328        109,416
   DENTSPLY International                                   3,039         81,779
   Eli Lilly                                               22,582        831,469
   Express Scripts *                                        5,067        272,402
   Forest Laboratories *                                    7,250        181,540
   Genzyme *                                                6,068        418,207
   Gilead Sciences *                                       20,541      1,042,867

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   -----------
   HEALTH CARE - (CONTINUED)
   Hospira *                                                3,280   $     81,672
   Humana *                                                 3,776        143,224
   IMS Health                                               4,029         58,501
   Intuitive Surgical *                                       875         90,326
   Johnson & Johnson                                       61,018      3,520,128
   King Pharmaceuticals *                                   7,523         65,751
   Laboratory Corp of America Holdings *                    1,960        116,032
   Life Technologies *                                      3,891         99,065
   McKesson                                                 6,350        280,670
   Medco Health Solutions *                                11,131        500,116
   Medtronic                                               24,716        827,739
   Merck                                                   46,478      1,326,947
   Millipore *                                                805         44,404
   Mylan *                                                  9,975        113,017
   Patterson *                                              1,072         19,714
   PerkinElmer                                              1,319         16,646
   Pfizer                                                 148,854      2,170,291
   Quest Diagnostics                                        3,533        174,354
   Schering-Plough                                         36,189        635,479
   St. Jude Medical *                                       7,820        284,413
   Stryker                                                  5,179        218,761
   Tenet Healthcare *                                       5,249          5,616
   Thermo Fisher Scientific *                               9,456        339,754
   UnitedHealth Group                                      28,049        794,628
   Varian Medical Systems *                                 2,553         94,793
   Waters *                                                 1,615         58,415
   Watson Pharmaceuticals *                                 2,360         64,381
   WellPoint *                                             11,184        463,577
   Wyeth                                                   29,402      1,263,404
   Zimmer Holdings *                                        4,928        179,379
                                                                    ------------
                                                                      25,413,401
                                                                    ------------

  INDUSTRIALS (10.4%)
   3M                                                      14,807        796,468
   Avery Dennison                                           2,810         68,086
   Boeing                                                  15,562        658,428
   Burlington Northern Santa Fe                             6,100        404,125
   Caterpillar                                             13,030        401,975
   CH Robinson Worldwide                                    3,711        170,632
   Cintas                                                   3,131         71,230
   Cooper Industries Ltd., Cl A                             3,121         83,986
   CSX                                                      8,502        246,218
   Cummins                                                  4,177        100,164
   Danaher                                                  5,914        330,770
   Deere                                                   10,073        349,936
   Dover                                                    4,686        132,520

Description                                               Shares        Value
-----------                                             ---------   -----------
   Dun & Bradstreet                                           962   $     73,112
   Eaton                                                    3,087        135,890
   Emerson Electric                                        17,133        560,249
   Equifax                                                  4,013         99,201
   Expeditors International Washington                      4,681        130,179
   Fastenal                                                 2,657         90,816
   FedEx                                                    6,848        348,837
   Flowserve                                                1,119         59,654
   Fluor                                                    4,589        178,512
   General Dynamics                                         8,604        488,105
   General Electric                                       229,306      2,781,482
   Goodrich                                                 2,951        114,086
   Honeywell International                                 16,250        533,162
   Illinois Tool Works                                      8,233        268,890
   Ingersoll-Rand, Cl A                                     5,712         92,591
   Iron Mountain *                                          3,915         80,101
   ITT                                                      4,046        183,203
   Jacobs Engineering Group *                               3,473        134,301
   L-3 Communications Holdings                              2,612        206,400
   Lockheed Martin                                          7,291        598,154
   Manitowoc                                                3,612         19,866
   Masco                                                    9,913         77,520
   Monster Worldwide *                                      2,729         25,134
   Norfolk Southern                                         8,020        307,647
   Northrop Grumman                                         7,230        347,908
   Paccar                                                   8,543        225,450
   Pall                                                     2,471         64,419
   Parker Hannifin                                          3,023        115,509
   Pitney Bowes                                             4,391         97,744
   Precision Castparts                                      3,187        206,996
   Raytheon                                                 9,601        486,003
   Republic Services, Cl A                                  6,917        178,874
   Robert Half International                                3,074         52,104
   Rockwell Automation                                      3,690         96,088
   Rockwell Collins                                         3,692        139,115
   RR Donnelley & Sons                                      4,215         41,138
   Ryder System                                             1,035         34,962
   Southwest Airlines                                      15,476        108,796
   Stericycle *                                             2,340        114,473
   Textron                                                  4,603         41,565
   Tyco International                                      10,432        219,281
   Union Pacific                                           11,026        482,828
   United Parcel Service, Cl B                             21,926        931,636
   United Technologies                                     21,101      1,012,637
   W.W. Grainger                                            1,338         97,607
   Waste Management                                        10,785        336,384
                                                                    ------------
                                                                      16,833,147
                                                                    ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   -----------
   INFORMATION TECHNOLOGY (15.9%)
   Adobe Systems *                                          9,874   $    190,667
   Advanced Micro Devices *                                12,987         28,441
   Affiliated Computer Services, Cl A *                     2,343        107,450
   Agilent Technologies *                                   8,299        150,046
   Akamai Technologies *                                    5,242         70,662
   Altera                                                   6,929        106,568
   Amphenol, Cl A                                           3,584         93,722
   Analog Devices                                           6,411        128,092
   Apple Computer *                                        19,532      1,760,419
   Applied Materials                                       28,692        268,844
   Autodesk *                                               5,900         97,704
   Automatic Data Processing                               11,282        409,875
   BMC Software *                                           4,097        103,777
   Broadcom, Cl A *                                        10,199        161,654
   CA                                                       8,739        157,215
   Ciena *                                                  2,249         14,034
   Cisco Systems *                                        129,048      1,931,849
   Citrix Systems *                                         3,735         78,584
   Cognizant Technology Solutions, Cl A *                   6,409        120,041
   Computer Sciences *                                      3,574        131,666
   Compuware *                                              6,851         44,531
   Convergys *                                              2,726         20,527
   Corning                                                 34,168        345,438
   Dell *                                                  38,076        361,722
   eBay *                                                  24,152        290,307
   Electronic Arts *                                        4,615         71,256
   EMC *                                                   44,924        495,961
   Fidelity National Information Services                   4,164         66,249
   Fiserv *                                                 3,525        111,919
   FLIR Systems *                                           3,045         76,034
   Google, Cl A *                                           5,322      1,801,657
   Harris                                                   2,949        127,662
   Hewlett-Packard                                         53,919      1,873,685
   Intel                                                  121,663      1,569,453
   International Business Machines                         29,578      2,710,824
   Intuit *                                                 7,044        159,547
   Jabil Circuit                                            4,665         27,150
   JDS Uniphase *                                           4,882         17,722
   Juniper Networks *                                      12,548        177,680
   Kla-Tencor                                               3,940         78,958
   Lexmark International, Cl A *                            1,738         41,156
   Linear Technology                                        4,967        116,327
   LSI *                                                   14,141         44,968
   Mastercard, Cl A                                         1,838        249,564
   McAfee *                                                 3,360        102,446
   MEMC Electronic Materials *                              4,675         63,580

Description                                               Shares        Value
-----------                                             ---------   -----------
   Microchip Technology                                     4,005   $     75,975
   Micron Technology *                                     16,365         60,878
   Microsoft                                              168,350      2,878,785
   Molex                                                    3,648         48,774
   Motorola                                                50,749        224,818
   National Semiconductor                                   2,461         24,955
   NetApp *                                                 6,819        101,126
   Novell *                                                 3,985         14,744
   Novellus Systems *                                       2,079         28,669
   Nvidia *                                                12,697        100,941
   Oracle *                                                86,240      1,451,419
   Paychex                                                  6,294        152,881
   QLogic *                                                 3,419         38,703
   Qualcomm                                                36,949      1,276,588
   Salesforce.com *                                         2,371         63,092
   SanDisk *                                                7,365         84,182
   Sun Microsystems *                                      16,248         67,592
   Symantec *                                              18,438        282,654
   Tellabs *                                               10,900         45,017
   Teradata *                                               3,917         51,430
   Teradyne *                                               5,818         27,985
   Texas Instruments                                       28,351        423,847
   Total System Services                                    4,891         61,920
   Tyco Electronics                                         8,831        125,047
   VeriSign *                                               4,232         81,720
   Western Union                                           15,911        217,344
   Xerox                                                   19,055        126,525
   Xilinx                                                   6,025        101,521
   Yahoo! *                                                30,739        360,568
                                                                    ------------
                                                                      25,757,333
                                                                    ------------

   MATERIALS (3.0%)
   Air Products & Chemicals                                 4,601        231,430
   AK Steel Holding                                         2,534         20,449
   Alcoa                                                   15,630        121,758
   Allegheny Technologies                                   2,457         54,275
   Ball                                                     2,304         88,335
   Bemis                                                    3,023         68,229
   CF Industries Holdings                                   1,287         60,489
   Dow Chemical                                            20,460        237,131
   Eastman Chemical                                         1,569         40,716
   Ecolab                                                   3,670        124,633
   EI Du Pont de Nemours                                   20,068        460,761
   Freeport-McMoRan Copper & Gold                           8,861        222,766
   International Flavors & Fragrances                       1,703         48,740
   International Paper                                      8,257         75,304
   MeadWestvaco                                             2,490         28,984

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   -----------
   MATERIALS - (CONTINUED)
   Monsanto                                                12,068   $    917,892
   Newmont Mining                                          11,021        438,415
   Nucor                                                    6,932        282,756
   Owens-Illinois *                                         3,666         69,654
   Pactiv *                                                 3,221         69,638
   PPG Industries                                           3,599        135,250
   Praxair                                                  6,929        431,400
   Rohm & Haas                                              2,825        155,912
   Sealed Air                                               3,110         42,141
   Sigma-Aldrich                                            2,943        106,184
   Titanium Metals                                          2,404         16,948
   United States Steel                                      2,575         77,327
   Vulcan Materials                                         2,645        130,822
   Weyerhaeuser                                             4,885        133,556
                                                                    ------------
                                                                       4,891,895
                                                                    ------------

   TELECOMMUNICATION SERVICES (3.6%)
   American Tower, Cl A *                                   9,013        273,454
   AT&T                                                   130,004      3,200,699
   CenturyTel                                               1,565         42,474
   Embarq                                                   3,393        121,198
   Frontier Communications                                  7,732         62,707
   Qwest Communications International                      34,790        112,024
   Sprint-FON Group                                        63,942        155,379
   Verizon Communications                                  62,429      1,864,754
   Windstream                                               9,899         85,923
                                                                    ------------
                                                                       5,918,612
                                                                    ------------

   UTILITIES (4.4%)
   AES *                                                   15,070        119,204
   Allegheny Energy                                         3,501        116,373
   Ameren                                                   4,546        151,155
   American Electric Power                                  9,055        283,874
   Centerpoint Energy                                       7,229         96,724
   CMS Energy                                               4,684         55,037
   Consolidated Edison                                      6,062        247,027
   Constellation Energy Group                               3,927        103,280
   Dominion Resources                                      12,742        448,264
   DTE Energy                                               3,446        118,887
   Duke Energy                                             27,452        415,898
   Dynegy, Cl A *                                          10,675         22,524
   Edison International                                     7,027        228,869
   Entergy                                                  3,921        299,408
   Equitable Resources                                      2,880         98,582
   Exelon                                                  14,386        780,009
   FirstEnergy                                              6,699        334,883

Description                                               Shares        Value
-----------                                             ---------   -----------
   FPL Group                                                9,068   $    467,455
   Integrys Energy Group                                    1,769         73,856
   Nicor                                                      811         27,744
   NiSource                                                 5,130         49,658
   Pepco Holdings                                           4,381         78,026
   PG&E                                                     7,979        308,548
   Pinnacle West Capital                                    2,249         75,274
   PPL                                                      7,906        242,398
   Progress Energy                                          6,143        237,857
   Progress Energy (CVO) * (B)                              7,250             --
   Public Service Enterprise Group                         11,003        347,365
   Questar                                                  3,878        131,774
   SCANA                                                    2,577         88,365
   Sempra Energy                                            5,124        224,636
   Southern                                                17,284        578,150
   TECO Energy                                              4,215         50,622
   Wisconsin Energy                                         2,624        116,978
   Xcel Energy                                             10,003        184,655
                                                                    ------------
                                                                       7,203,359
                                                                    ------------
TOTAL COMMON STOCK
      (Cost $259,791,189)                                            158,675,670
                                                                    ------------
EXCHANGE TRADED FUNDS (1.6%)
   i-Shares S&P 500 Index Fund                             14,500      1,201,035
   SPDR Trust Ser 1                                        16,000      1,325,280
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS
      (Cost $4,197,394)                                                2,526,315
                                                                    ------------

RIGHTS (0.0%)
   Seagate (B)(C)
      (Cost $0)                                            15,971             --
                                                                    ------------

CASH EQUIVALENT (0.6%)
   Goldman Financial Prime Obligation Money Market
      Fund, 0.930% (D)
      (Cost $1,009,968)                                 1,009,968      1,009,968
                                                                    ------------

TOTAL INVESTMENTS - 99.9%
      (Cost $264,998,551)+                                          $162,211,953
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $162,408,092.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

(B) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2009, WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

(C) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2009.

CL - CLASS

CVO - CONTINGENT VALUE OBLIGATION

LTD. - LIMITED

REIT - REAL ESTATE INVESTMENT TRUST

SER - SERIES

SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $260,594,637, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $15,008,261 AND $(113,390,945), RESPECTIVELY.

A summary of the open long S&P 500 Index futures contracts held by the Fund at January 31, 2009, is as follows:

NUMBER OF     CONTRACT                 UNREALIZED
CONTRACTS      VALUE     EXPIRATION   DEPRECIATION
---------   ----------   ----------   ------------
    6       $1,233,750   March 2009    $(156,024)

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2009

United Association S&P 500 Index Fund

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value.

                               LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
INVESTMENTS IN SECURITIES       (000)       (000)     (000)        (000)
-------------------------   ------------   -------   -------   ------------
UA S&P 500 Index Fund       $162,211,953     $--       $--     $162,211,953

                                LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
OTHER FINANCIAL INSTRUMENTS*     (000)      (000)     (000)      (000)
----------------------------   ---------   -------   -------   ---------
UA S&P 500 Index Fund          $(156,024)    $--       $--     $(156,024)

*    OTHER FINANCIAL INSTRUMENTS ARE FUTURES CONTRACTS.

UAF-QH-003-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -----------------------
                                                 Philip T. Masterson
                                                 President

Date: March 27, 2009

By (Signature and Title)                         /s/ Michael Lawson
                                                 -----------------------------
                                                 Michael Lawson
                                                 Treasurer, Controller & CFO

Date: March 27, 2009